Schedule of restatement of consolidated statement of loss and comprehensive loss (Details) - CAD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Jul. 31, 2019		Jul. 31, 2018
Correction Of Errors [Line Items]
Impairment loss on inventory	[1]	$ 19,335
Gross margin		24,508	[1]	$ 6,400
Loss from operations		(86,974)	[1]	(17,966)
Net loss and comprehensive loss attributable to shareholders before tax recovery		(87,821)	[1]	(23,350)
Tax recovery	[1]	18,213
Total net loss		$ (69,608)	[1]	$ (23,350)
Total net loss per share, basic and diluted (in dollars per share)		$ (0.33)	[1]	$ (0.17)
Previously reported
Correction Of Errors [Line Items]
Impairment loss on inventory		$ 16,918
Gross margin		26,925
Loss from operations		(84,557)
Net loss and comprehensive loss attributable to shareholders before tax recovery		(85,404)
Tax recovery		3,840
Total net loss		$ (81,564)
Total net loss per share, basic and diluted (in dollars per share)		$ (0.38)
Correction
Correction Of Errors [Line Items]
Impairment loss on inventory		$ 0
Gross margin		0
Loss from operations		0
Net loss and comprehensive loss attributable to shareholders before tax recovery		0
Tax recovery		14,373
Total net loss		$ 14,373
Total net loss per share, basic and diluted (in dollars per share)		$ 0.06
Adjustments
Correction Of Errors [Line Items]
Impairment loss on inventory		$ 2,417
Gross margin		(2,417)
Loss from operations		(2,417)
Net loss and comprehensive loss attributable to shareholders before tax recovery		(2,417)
Tax recovery		0
Total net loss		$ (2,417)
Total net loss per share, basic and diluted (in dollars per share)		$ (0.01)

[1]	Restated